CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2025	2024	2023
Non-current assets
Intangible assets	1	1	3
Tangible fixed assets	—	1	2
Financial fixed assets	1,804	1,461	1,157
Total non-current assets	1,805	1,463	1,162
Total current assets	148	143	116

Total assets	1,953	1,606	1,278

Equity	1,340	1,099	865
Total liabilities	613	507	413

Total equity and liabilities	1,953	1,606	1,278

Condensed income statement
Condensed income statement:
for the years ended December 31

	2025	2024	2023
Selling, general and administrative expenses	(77)	(83)	(134)
Other operating gains	—	—	—
Recharged expenses to group companies	1	19	23

Operating (loss)	(76)	(64)	(111)
Finance costs	(18)	(11)	(6)
Share in result of subsidiaries after tax	627	492	(2,410)
Income tax	(1)	(2)	(1)
Total non-operating income and expenses	608	479	(2,417)

Profit / (loss) for the year	532	415	(2,528)

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2025	2024	2023
Total comprehensive (loss) / profit for the year, net of tax	—	—	—

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2025	2024	2023

Net cash flows from operating activities	(41)	(80)	(104)

Investing activities
Receipt of capital surplus from a subsidiary	—	—	—
Other cash flows from investing activities	(3)	4	2
Net cash flows used in investing activities	(3)	4	2

Financing activities
Proceeds from borrowings net of fees paid	59	88	100
Repayment of borrowings	(13)	(16)	—
Net cash flows generated from financing activities	46	72	100

Net increase / (decrease) in cash and cash equivalents	2	(4)	(2)
Cash and cash equivalents at beginning of period	—	4	6
Cash and cash equivalents at end of period	2	—	4